Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 67,339	$ 64,703
Gross fixed assets write down	41,622	37,866
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	4,500	300
Property and plant under capital lease arrangement, net book value	3,800	300
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	36,285	35,973
Gross fixed assets write down	$ 2,800	$ 1,700